Related Party Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Accounts receivable [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Related party transactions	$ 300		$ 583
Deferred revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Related party transactions	13,862		$ 15,238
Revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Revenue	$ 2,171	$ 1,807